Summary Of Significant Accounting Policies -Schedule of Series A common stock reflected in the balance sheet (Details) - USD ($)	3 Months Ended					9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds							$ 300,000,000
Less: Proceeds allocated to Public Warrants							(8,100,000)
Less: Series A common stock issuance costs							(16,699,058)
Plus: Remeasurement of carrying value to redemption value	$ 207,556	$ 1,180,703	$ 2,554,544	$ 1,103,021	$ 30,799,058	$ 3,942,803	33,896,988
Plus: Series A common stock subject to possible redemption	$ 36,569,273					36,569,273	$ 309,097,930
Less: Redemption						$ (276,471,460)